Schedule of Investments ─ IQ MacKay Municipal Insured ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 95.6%

Alabama — 1.9%
Black Belt Energy Gas District, Revenue Bonds
Series C-2
2.010%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	$2,500,000	$2,395,077
Mobile County Board of School Commissioners, Special Tax
Insured: BAM
5.000%, due 3/1/26	1,325,000	1,424,202
Series B Insured: BAM
5.000%, due 3/1/40	2,645,000	2,951,977
		6,771,256
Alaska — 0.4%
University of Alaska, Revenue Bonds
Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,425,202

Arizona — 0.6%
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	506,199
4.250%, due 6/1/47	1,500,000	1,514,218
		2,020,417
California — 8.4%
Anaheim City School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/48	1,000,000	1,011,449
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	1,850,000	1,893,177
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,080,080
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	5,028,550
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,832,336
Foothill-De Anza Community College District, General Obligation Bonds
Insured: NATL-IBC FGIC
2.640%, due 8/1/29(b)	1,050,000	885,231
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.280%, due 8/1/34(b)	2,445,000	1,440,913
Indian Wells Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: NATL
5.000%, due 9/1/33	1,240,000	1,343,746
Indio Finance Authority, Revenue Bonds
Series A Insured: BAM
5.250%, due 11/1/42	1,500,000	1,717,239
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.170%, due 8/1/31(b)	155,000	116,759
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.070%, due 8/1/29(b)	390,000	319,867
Poway Unified School District, Special Tax
Insured: BAM
4.125%, due 9/1/47	400,000	406,296
Riverbank Unified School District, General Obligation Bonds
Series B Insured: AGC
4.510%, due 8/1/48(b)	50,000	16,050
Sacramento City Financing Authority, Tax Allocation
Series A Insured: NATL
2.690%, due 12/1/23(b)	5,000,000	4,890,033
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
2.680%, due 7/1/24(b)	310,000	298,524
Series A Insured: BAM
5.000%, due 8/1/41	1,865,000	2,092,810
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	212,861
San Mateo County Community College District, General Obligation Bonds
Series B Insured: NATL
2.260%, due 9/1/25(b)	145,000	136,824
Sweetwater Union High School District, General Obligation Bonds
4.000%, due 8/1/42	965,000	970,150
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,479,599
West Contra Costa Unified School District, General Obligation Bonds
Series D Insured: AGM
3.310%, due 8/1/33(b)	2,010,000	1,423,328
		30,595,822
Colorado — 3.1%
BNC Metropolitan District No 1, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/37	395,000	433,348
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,993,050
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/44	1,700,000	1,684,670
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	667,207
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	543,324
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	453,591
Northern Colorado Water Conservancy District, Certificates of Participation
5.000%, due 7/1/42	625,000	695,488
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	457,518

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Park Creek Metropolitan District, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/46	$3,255,000	$3,177,733
Vauxmont Metropolitan District, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/31	135,000	145,383
		11,251,312
Connecticut — 1.0%
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,732
5.000%, due 4/1/23	220,000	220,464
5.000%, due 7/1/24	20,000	20,708
5.000%, due 7/1/27	60,000	63,753
Series B Insured: AGM
5.000%, due 10/1/23	15,000	15,247
Series C Insured: AGM
5.000%, due 7/15/24	1,000,000	1,036,433
5.000%, due 7/15/32	20,000	21,205
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	100,000	113,337
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/28	1,000,000	1,037,323
5.000%, due 8/1/39	1,150,000	1,243,354
		3,797,556
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM-TCRS
4.340%, due 10/1/37(b)	1,500,000	799,451
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,942,459
		2,741,910
Florida — 3.2%
County of Broward FL Tourist Development Tax Revenue, Revenue Bonds
Insured: BAM-TCRS
4.000%, due 9/1/51	1,340,000	1,285,058
County of Miami-Dade Seaport Department, Revenue Bonds
Series A-2 Insured: AGM
3.000%, due 10/1/50	5,000,000	3,893,921
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/40	500,000	563,785
5.000%, due 10/1/41	500,000	562,879
5.000%, due 10/1/42	400,000	450,420
Miami-Dade County Expressway Authority, Revenue Bonds
Insured: BAM-TCRS
5.000%, due 7/1/26	3,180,000	3,279,161
School Board of Miami-Dade County (The), General Obligation Bonds
Series A
5.000%, due 3/15/39	1,645,000	1,741,217
		11,776,441
Georgia — 1.1%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,253,749
Municipal Electric Authority of Georgia, Revenue Bonds
Series A Insured: AGM
4.000%, due 1/1/46	1,660,000	1,628,578
		3,882,327
Idaho — 0.5%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,031,111
5.250%, due 5/1/42	800,000	863,152
		1,894,263
Illinois — 21.0%
Boone, McHenry & DeKalb Counties Community Unit School District 100, General Obligation Bonds
Insured: BHAC-CR NATL-RE
2.710%, due 12/1/23(b)	395,000	386,249
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,672,188
Series A Insured: AGM
5.000%, due 12/1/31	500,000	537,802
Chicago O'Hare International Airport, Revenue Bonds
Series A Insured: AGM
5.250%, due 1/1/45	3,585,000	3,898,827
Chicago Park District, General Obligation Bonds
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,038,046
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Insured: BAM-TCRS
4.000%, due 12/1/50	4,750,000	4,553,630
City of Chicago IL, General Obligation Bonds
Series A
4.000%, due 1/1/35	775,000	759,354
4.000%, due 1/1/36	2,500,000	2,425,986
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: NATL
3.170%, due 1/1/27(b)	1,300,000	1,149,167
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM-TCRS
5.000%, due 11/1/44	3,220,000	3,258,948
City of Decatur IL, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	2,805,000	2,854,371
4.000%, due 3/1/42	3,000,000	3,043,751
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,805,000	4,387,134
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/35	715,000	761,278

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
City of Rock Island IL, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/36	$1,435,000	$1,470,211
City of Waukegan IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/30/36	1,015,000	1,044,682
County of Cook IL Sales Tax Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/15/40	780,000	785,477
Crawford Hospital District, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/34	675,000	719,355
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AMBAC
3.240%, due 6/15/23(b)	500,000	494,054
Illinois State Toll Highway Authority, Revenue Bonds
5.000%, due 1/1/45	2,050,000	2,231,507
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,123,594
5.500%, due 10/1/42	1,260,000	1,448,315
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
5.000%, due 12/1/40	1,305,000	1,386,366
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/30	275,000	293,801
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	225,000	244,414
Metropolitan Pier & Exposition Authority, Revenue Bonds
Insured: AGM
4.640%, due 6/15/45(b)	720,000	258,123
4.700%, due 6/15/47(b)	225,000	72,599
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/32	500,000	520,760
4.000%, due 10/1/37	550,000	551,674
4.000%, due 10/1/39	425,000	420,993
4.000%, due 10/1/40	400,000	389,742
4.000%, due 10/1/41	400,000	386,810
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,429,907
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,564,756
5.000%, due 12/1/46	1,800,000	1,942,667
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: AGM
4.000%, due 2/1/29	3,000,000	3,237,566
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	1,000,000	982,401
Series A Insured: NATL
3.800%, due 4/1/25(b)	390,000	359,449
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,073,696
Insured: BAM
4.000%, due 6/1/41	3,715,000	3,608,955
Insured: NATL
6.000%, due 11/1/26	500,000	531,408
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	475,000	516,557
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/24	1,115,000	1,159,442
Village of Bourbonnais IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/32	520,000	553,454
Insured: BAM
5.250%, due 12/1/46	1,000,000	1,119,135
Village of McCook IL, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/25	1,575,000	1,676,006
Series B Insured: AGM
5.000%, due 12/1/26	1,875,000	2,016,889
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Series 201-U Insured: AGM
5.250%, due 9/1/42	3,735,000	4,161,079
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,293,233
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.100%, due 12/1/26(b)	590,000	524,467
3.110%, due 12/1/25(b)	590,000	540,609
		76,860,884
Indiana — 1.2%
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	1,020,664
5.000%, due 7/1/47	2,000,000	2,201,262
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,270,197
		4,492,123
Iowa — 3.3%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	1,940,000	1,946,652

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Iowa (continued)
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/37	$650,000	$665,243
4.000%, due 6/1/39	700,000	709,716
4.250%, due 6/1/42	1,165,000	1,191,728
Clinton Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,114,239
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	588,504
3.250%, due 6/1/32	600,000	614,928
3.375%, due 6/1/33	620,000	637,571
4.000%, due 6/1/40	805,000	811,795
4.000%, due 6/1/41	835,000	842,112
4.000%, due 6/1/42	870,000	875,088
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	328,928
5.000%, due 6/1/26	170,000	183,572
5.000%, due 6/1/27	350,000	385,381
		11,895,457
Kentucky — 1.4%
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/38	1,045,000	1,162,160
5.000%, due 9/1/49	1,000,000	1,088,533
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/37	500,000	489,068
Louisville & Jefferson County Metropolitan Government, Revenue Bonds
Series A Insured: AGM
5.000%, due 5/15/47	1,015,000	1,081,189
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	102,632
Woodford County School District Finance Corp., Revenue Bonds
Series A Insured: BAM
6.000%, due 8/1/28	1,040,000	1,227,866
		5,151,448
Louisiana — 0.3%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Insured: BAM
5.000%, due 12/1/25	535,000	567,806
Series C Insured: BAM
5.000%, due 12/1/31	500,000	557,012
5.000%, due 12/1/32	125,000	138,989
		1,263,807
Maine — 0.7%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	160,788
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,341,795
5.500%, due 7/1/42	1,000,000	1,131,408
		2,633,991
Massachusetts — 1.1%
City of Brockton MA, General Obligation Bonds
Insured: BAM-TCRS
4.000%, due 8/1/47	3,180,000	3,167,225
Commonwealth of Massachusetts, General Obligation Bonds
Series A Insured: NATL
3.545%, (3-Month LIBOR + 0.57%), due 5/1/37(a)	85,000	83,501
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	611,266
		3,861,992
Michigan — 0.8%
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 11/1/25	785,000	836,482
Wayne County Airport Authority, Revenue Bonds
Series B
5.000%, due 12/1/46	1,790,000	1,901,656
		2,738,138
Mississippi — 0.1%
Mississippi Development Bank, Revenue Bonds
Insured: BAM
5.250%, due 10/1/38	460,000	507,064

Missouri — 2.0%
City of St Louis MO Airport Revenue, Revenue Bonds
Insured: NATL
5.500%, due 7/1/28	400,000	463,795
Hazelwood School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/38	3,000,000	3,400,708
Hickman Mills C-1 School District, General Obligation Bonds
Insured: BAM
5.750%, due 3/1/41	1,960,000	2,263,900
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/42	1,000,000	1,227,197
		7,355,600
Nebraska — 0.1%
Ashland-Greenwood Public Schools, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/34	490,000	533,786

Nevada — 1.1%
City of Reno NV, Revenue Bonds
Series A-1 Insured: AGM
4.000%, due 6/1/46	1,150,000	1,122,586

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
5.000%, due 6/1/32	$265,000	$287,030
Clark County School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/15/26	2,450,000	2,666,921
		4,076,537
New Jersey — 2.0%
City of Union City NJ, General Obligation Bonds
Insured: AGM
0.050%, due 8/1/24	540,000	510,381
Kenilworth School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/39	1,325,000	1,346,034
4.250%, due 8/15/45	1,450,000	1,485,855
New Jersey Educational Facilities Authority, Revenue Bonds
Series F Insured: BAM
5.000%, due 7/1/25	300,000	318,730
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.000%, due 11/1/36	500,000	562,308
5.000%, due 11/1/37	500,000	558,367
5.250%, due 11/1/52	2,250,000	2,478,629
		7,260,304
New York — 6.3%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,881,330
Canton Central School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 6/15/28	955,000	1,035,051
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	445,582
5.250%, due 7/15/36	300,000	330,770
5.250%, due 7/15/37	325,000	355,505
5.250%, due 7/15/42	1,800,000	1,946,845
City of New York NY, General Obligation Bonds
Series A-1 Insured: BAM-TCRS
4.000%, due 8/1/44	1,085,000	1,083,208
City of Yonkers NY, General Obligation Bonds
Series G Insured: BAM
5.000%, due 11/15/26	335,000	367,757
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM
4.125%, due 4/1/47	3,525,000	3,540,491
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
4.000%, due 11/15/46	600,000	543,292
5.000%, due 11/15/29	500,000	522,395
Series B Insured: AMBAC
5.250%, due 11/15/23	1,250,000	1,268,502
5.250%, due 11/15/24	1,145,000	1,185,362
Series E
4.000%, due 11/15/45	450,000	410,221
New York City Industrial Development Agency, Revenue Bonds
Insured: NATL
7.970%, due 3/1/24(a),(c)	1,500,000	1,533,619
Series A Insured: AGM
3.000%, due 3/1/49	1,265,000	976,241
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.250%, due 11/15/38(b)	375,000	193,177
New York Liberty Development Corp., Revenue Bonds
Insured: BAM-TCRS
4.000%, due 2/15/43	1,480,000	1,466,906
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,472
Oneida County Local Development Corp., Revenue Bonds
Insured: AGM
4.000%, due 12/1/49	700,000	667,452
Series A Insured: AGM
3.000%, due 12/1/44	405,000	325,115
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.500%, due 8/1/52	765,000	848,476
		22,932,769
North Carolina — 2.2%
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,593,499
North Carolina Eastern Municipal Power Agency, Revenue Bonds
Series B Insured: NATL
6.000%, due 1/1/25	1,000,000	1,063,761
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,496,669
		8,153,929
Ohio — 3.1%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,459,076
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,949,824
5.500%, due 12/1/42	955,000	1,046,240
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	530,649
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,355,111
State of Ohio, General Obligation Bonds
Series B
5.000%, due 8/1/24	1,065,000	1,107,916
		11,448,816

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oregon — 0.6%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 12/15/37	$400,000	$437,550
Multnomah County School District No 1 Portland, General Obligation Bonds
Insured: SCH BD GTY
5.000%, due 6/15/24	1,655,000	1,715,806
		2,153,356
Pennsylvania — 6.2%
Bucks County Industrial Development Authority, Revenue Bonds
Insured: AGM-CR
3.000%, due 8/15/53	3,555,000	2,656,054
4.000%, due 8/15/44	1,030,000	1,035,059
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,330,480
Coatesville School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
5.000%, due 8/1/25	300,000	318,841
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	1,000,000	1,128,037
Erie Sewer Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 12/1/35	460,000	522,158
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	984,080
5.000%, due 5/1/33	575,000	646,368
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,000,000	3,339,220
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.785%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	135,000	132,911
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,689,400
Series B-2 Insured: AGM
5.000%, due 6/1/35	1,000,000	1,093,462
Series C Insured: AGM
6.250%, due 6/1/33	450,000	507,965
Pittsburgh Water & Sewer Authority, Revenue Bonds
Insured: AGM
5.000%, due 9/1/37	1,350,000	1,532,399
5.000%, due 9/1/38	1,420,000	1,607,343
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM
5.000%, due 9/1/27	5,000	5,481
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
5.000%, due 2/1/31	1,165,000	1,312,322
State Public School Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 10/1/27	375,000	416,603
5.250%, due 10/1/44	1,205,000	1,325,400
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,161,868
		22,745,451
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,030
Series UU Insured: AGM
3.705%, (3-Month LIBOR + 0.52%), due 7/1/29(a)	510,000	461,594
		486,624
South Carolina — 1.5%
South Carolina Public Service Authority, Revenue Bonds
Insured: AGM
5.250%, due 12/1/37	2,000,000	2,275,352
5.750%, due 12/1/52	600,000	676,750
Spartanburg County School District No 4, General Obligation Bonds
Insured: SCSDE
5.000%, due 3/1/42	2,205,000	2,503,635
		5,455,737
South Dakota — 2.6%
Baltic School District No 49-1, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/47	1,780,000	1,996,685
5.500%, due 12/1/51	3,080,000	3,495,886
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,523,529
5.500%, due 8/1/47	1,000,000	1,145,116
De Smet School District No 38-2, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/47	1,300,000	1,436,938
		9,598,154
Tennessee — 0.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	559,977

Texas — 11.6%
Belmont Fresh Water Supply District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	695,000	696,544
4.000%, due 3/1/43	2,280,000	2,256,097
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/37	1,500,000	1,617,704
5.000%, due 2/15/48	2,000,000	2,112,046

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Fort Bend County Municipal Utility District No 134, General Obligation Bonds
Series B Insured: AGM
6.500%, due 3/1/28	$390,000	$458,630
6.500%, due 3/1/29	390,000	469,882
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	765,834
Green Valley Special Utility District, Revenue Bonds
Insured: BAM
7.000%, due 9/15/26	515,000	590,064
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,368,088
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,121,041
7.000%, due 12/1/29	905,000	1,115,941
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,850,904
6.000%, due 4/1/30	350,000	392,104
6.000%, due 4/1/31	350,000	391,998
6.000%, due 4/1/32	375,000	419,608
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,116,288
6.000%, due 9/1/28	980,000	1,142,241
6.000%, due 9/1/29	705,000	838,717
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,570,257
7.000%, due 9/1/27	340,000	399,421
7.000%, due 9/1/28	360,000	434,985
7.000%, due 9/1/29	380,000	471,654
Harris County-Houston Sports Authority, Revenue Bonds
Series A3 Insured: NATL
4.460%, due 11/15/33(b)	1,325,000	723,700
Horizon Regional Municipal Utility District, General Obligation Bonds
Insured: BAM
4.000%, due 2/1/47	2,980,000	2,947,105
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,615,216
5.125%, due 3/1/46	1,415,000	1,475,698
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series 1B Insured: BAM
4.125%, due 3/1/39	605,000	610,568
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	528,217
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,095,917
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	160,962
Robstown Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.500%, due 2/15/38	700,000	726,538
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,264,763
3.000%, due 9/1/39	700,000	614,725
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,201,750
5.500%, due 8/1/42	4,000,000	4,661,313
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,206,048
		42,432,568
Utah — 2.2%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,395,000	2,463,995
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	4,450,000	4,864,430
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	648,991
		7,977,416
Washington — 1.6%
County of King WA, General Obligation Bonds
1.150%, due 1/1/46(a),(c)	5,000,000	5,000,000
Klickitat County Public Utility District No 1, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/37	750,000	791,048
		5,791,048
Wisconsin — 1.3%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	1,820,000	2,058,000
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM-TCRS
5.710%, due 12/15/37(b)	1,150,000	616,376
Series D Insured: AGM
6.370%, due 12/15/45(b)	5,635,000	1,952,438
		4,626,814
Total Municipal Bonds
(Cost $341,451,263)		349,150,296

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 4.2%

Money Market Fund — 4.2%
Dreyfus Tax Exempt Cash Management - Institutional, 1.66%(d)
(Cost $15,423,133)	15,423,953	$15,423,133

Total Investments — 99.8%
(Cost $356,874,396)		364,573,429
Other Assets and Liabilities, Net — 0.2%		813,746
Net Assets — 100.0%		$365,387,175

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 7-day yield at January 31, 2023.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
LIBOR	- London InterBank Offered Rate
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$349,150,296	$–	$349,150,296
Short-Term Investment:
Money Market Fund	15,423,133	–	–	15,423,133
Total Investments in Securities	$15,423,133	$349,150,296	$–	$364,573,429

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.